Earnings Per Share - Weighted average number of ordinary shares outstanding basic (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average number of ordinary shares outstanding basic
Issued shares outstanding at 1 January		679,598,330	685,601,126	685,198,238
Effect of treasury stock	(206,812)	4,044,189	(317,502)
Weighted average number of ordinary shares outstanding (basic) at 31 December	679,805,142	681,556,937	685,515,740